Income Taxes - Schedule of Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory federal rate	21.00%	21.00%	35.00%
State income taxes-net of federal tax benefit	(0.56%)	2.34%	2.08%
Foreign rate differential	0.00%	(3.59%)	0.00%
Acquisition expenses	0.00%	(0.83%)	0.00%
Gain on acquisition contingency	6.58%	0.00%	0.00%
Goodwill impairment disposal	(11.88%)	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Life Insurance, Percent	0.00%	(0.11%)	0.58%
Officer compensation	0.00%	(0.90%)	(1.74%)
Stock-based compensation	0.00%	(0.41%)	(2.47%)
Effective Income Tax Rate Reconciliation, Tax Credit, Percent	0.04%	0.99%	0.67%
Tax legislation	0.00%	1.05%	(3.47%)
Valuation allowances	(16.98%)	3.26%	(0.25%)
Uncertain tax positionsı	0.00%	0.78%	0.00%
Other reconciling items, net	(0.63%)	(0.17%)	(1.45%)
Effective tax rate	(2.43%)	23.41%	28.95%